Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Tencent Music Entertainment Group
Entity Central Index Key	0001744676
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-38751
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 3, Building D, Kexing Science Park, Kejizhongsan Avenue,
Entity Address, Address Line Two	Hi-TechPark, Nanshan District,
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Entity Common Stock, Shares Outstanding	3,147,809,000
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Tencent Music Entertainment Group and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated income statements, and statements of comprehensive income, of changes in equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Firm ID	1424
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 3, Building D, Kexing Science Park, Kejizhongsan Avenue,
Entity Address, Address Line Two	Hi-Tech Park, Nanshan District,
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Contact Personnel Name	Ms. Min Hu
Contact Personnel Email Address	ir@tencentmusic.com
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	TME
Title of 12(b) Security	American depositary shares, each ADS representstwo Class A ordinary shares, par value US$0.000083 per share
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Trading Symbol	1698
Title of 12(b) Security	Class A ordinary shares, par value US$0.000083 per share